Financial risk management - Interest rate risk (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Financial instruments by type of interest rate
Maturity term	3 months
Increase - Impact on fair value	€ 190	€ 112
Increase - Impact on profit	1	1
Increase - Impact on OCI	4	2
Decrease - Impact on fair value	(100)	(58)
Decrease - Impact on profit	(1)	(1)
Decrease - Impact on OCI	€ (2)	€ (1)
Interest rate, measurement input
Financial instruments by type of interest rate
Interest rates - increase in basis points	1.00	1.00
Interest rates - decrease in basis points	0.50	0.50
Fixed rate
Financial instruments by type of interest rate
Current financial investments	€ 104	€ 4
Cash and cash equivalents	324	80
Interest-bearing liabilities	(4,687)	(3,872)
Financial assets and liabilities before derivatives	(4,259)	(3,788)
Interest rate derivatives	661	1,197
Net assets	(3,598)	(2,591)
Floating rate
Financial instruments by type of interest rate
Current financial investments	1,017	93
Cash and cash equivalents	6,616	5,830
Interest-bearing liabilities	(889)	(405)
Financial assets and liabilities before derivatives	6,744	5,518
Interest rate derivatives	(661)	(1,197)
Net assets	€ 6,083	€ 4,321